Significant Accounting Policies (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Aug. 29, 2017	Apr. 05, 2016	Apr. 04, 2016	Jun. 08, 2015
Schedule of Equity Method Investments [Line Items]
Goodwill impairment			$ 0	$ (7,002,000)	$ 0
Capitalized interest and finance costs			$ 3,196,000	0	12,060,000
Depreciation method			straight-line
Estimated residual value of vessels per lightweight ton			$ 250
Impairment loss, gain/(loss) from sale of vessels and vessel owning companies and other			$ 4,125,000	(106,343,000)	(1,057,116,000)
Fleet Utilization Assumption			99.00%
Decrease of Fleet utilization			1.50%
Amortization and write off of financing costs			$ 387,000	572,000	23,834,000
Number of Reportable Segments			4
Gain due to foreign currency differences			$ 335,000	745,000	2,763,000
Working capital surplus/ (deficit)			37,505,000
Cash and cash equivalents including restricted cash			30,226,000
Total revenues			100,716,000	51,934,000	969,825,000
Effect of the change in accounting estimate
Schedule of Equity Method Investments [Line Items]
Total revenues			$ (1,264,000)
Heidmar Holdings LLC
Schedule of Equity Method Investments [Line Items]
Ownership interest						49.00%
Voyage charter
Schedule of Equity Method Investments [Line Items]
Number of vessels			4
Offshore Support Segment
Schedule of Equity Method Investments [Line Items]
Goodwill impairment			$ 0	(7,002,000)	0
Impairment loss, gain/(loss) from sale of vessels and vessel owning companies and other			$ (300,000)	(70,873,000)	0
Minimum
Schedule of Equity Method Investments [Line Items]
Effective tax rate			2.00%
Maximum
Schedule of Equity Method Investments [Line Items]
Effective tax rate			4.00%
Drybulk and Tanker Carrier Vessels
Schedule of Equity Method Investments [Line Items]
Useful life			25 years
Drybulk Carrier Vessels
Schedule of Equity Method Investments [Line Items]
Gain on reclassification of vessels				$ 1,851,000
Number of vessels				13
Offshore Support Vessels
Schedule of Equity Method Investments [Line Items]
Useful life			30 years
Impairment loss, gain/(loss) from sale of vessels and vessel owning companies and other				$ (65,712,000)
Very Large Gas Carriers (VLGCs)
Schedule of Equity Method Investments [Line Items]
Useful life			35 years
Bare Deck
Schedule of Equity Method Investments [Line Items]
Useful life			30 years
Other Asset Parts | Minimum
Schedule of Equity Method Investments [Line Items]
Useful life			5 years
Other Asset Parts | Maximum
Schedule of Equity Method Investments [Line Items]
Useful life			15 years
One of its drybulk vessels
Schedule of Equity Method Investments [Line Items]
Impairment loss, gain/(loss) from sale of vessels and vessel owning companies and other					(83,937,000)
Vessels held for sale
Schedule of Equity Method Investments [Line Items]
Impairment loss, gain/(loss) from sale of vessels and vessel owning companies and other	$ (18,266,000)	$ (113,019,000)		$ (13,395,000)	(967,144,000)
Drilling rigs
Schedule of Equity Method Investments [Line Items]
Residual value		35,000,000			35,000,000
Drillships
Schedule of Equity Method Investments [Line Items]
Residual value		$ 50,000,000			$ 50,000,000
Ocean Rig
Schedule of Equity Method Investments [Line Items]
Ownership interest							0.00%	40.40%	47.20%